SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Vesting term	4 years
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility		[1]			94.50%	[1]
Expected volatility, minimum			100.00%	[1]
Expected volatility, maximum			101.40%	[1]
Risk-free interest		[2]			1.00%	[2]
Risk-free interest, minimum			0.37%	[2]
Risk-free interest, maximum			0.41%	[2]
Dividend yield		[3]	0.00%	[3]	0.00%	[3]
Expected life (years)		[4]	3 years 9 months	[4]	3 years 9 months	[4]

[1]	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;
[2]	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;
[3]	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.
[4]	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;